Schedule of condensed statements of operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating income:
Income before income tax expense	$ 9,903	¥ 70,301	¥ 35,816	¥ 39,560
Income before income tax benefit	9,903	70,301	35,816	39,560
Income tax expense	(1,110)	(7,880)	(595)	(243)
Net income	11,013	78,181	36,411	¥ 39,803
Subsidiaries [Member]
Operating income:
Share of income of subsidiaries	10,941	77,668	36,142
Income before income tax expense	10,941	77,668	36,142
Income before income tax benefit	10,941	77,668	36,142
Income tax expense
Net income	$ 10,941	¥ 77,668	¥ 36,142